                                                                                                July 30, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

            Re:       Strategic Funds, Inc.

                        -Dreyfus Select Managers Small Cap Growth Fund

                        File No. 811-3940; 2-88816; CIK No. 737520

Dear Sir/Madam:

            Transmitted for filing is the Form N-CSR for the above-referenced Registrant for the annual period ended May 31, 2015.

            Please note, this N-CSR relates only to the Registrant’s series Dreyfus Select Managers Small Cap Growth Fund and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

            Please direct any questions or comments to the attention of the undersigned at 212-922-8023.

                                                                                                            Cordially yours,

                                                                                                            /s/ Zachary Barker

                                                                                                            Zachary Barker

                                                                                                            Paralegal

ZB\

Enclosure